DOCUMENT ENTITY INFORMATION	9 Months Ended
Sep. 30, 2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Entity Registrant Name	POWERDYNE INTERNATIONAL, INC.
Entity Central Index Key	0001435617
Entity Filer Category	Smaller Reporting Company